Lease Liabilities - Detailed Information About In Lease Liabilities Included In Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Balance, beginning of year	$ 6.6	$ 8.0
Additions	14.6	0.0
Accretion charges	0.4	0.6
Lease payments	(2.1)	(2.0)
Balance, end of year	19.5	6.6
Current portion	3.3	2.1
Non-current portion	$ 16.2	$ 4.5